FAIR VALUE MEASUREMENTS (Details) - Schedule of Fair Value of Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 200
Payment Of Underwriters Promissory Note	250	$ 0
Fair value at the end of the period	0	200
Preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	200
Fair value at the end of the period		200
Private Warrants to purchase ordinary shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the end of the period	2
Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the end of the period	3,965
Warrants [Member] | Preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	200	3
Issuance		111
Change in fair value	134	86
Conversion	(334)
Payment Of Underwriters Promissory Note	0
Fair value at the end of the period	0	200
Warrants [Member] | Private Warrants to purchase ordinary shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	0
Issuance	1,130
Change in fair value	(1,128)
Conversion	0
Payment Of Underwriters Promissory Note	0
Fair value at the end of the period	2	0
Warrants [Member] | Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	0
Issuance	4,622
Change in fair value	(407)
Conversion	0
Payment Of Underwriters Promissory Note	(250)
Fair value at the end of the period	$ 3,965	$ 0